Employee benefits (Post-Employment) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Terms of financial commitment balance	$ 3,720
Employers' expected contributions to the plan for 2017	$ 220
Percentage of portfolio allocation limits	100.00%	100.00%
Percentage of cost governed by collective bargaining agreement	70.00%
Description of Sensitivity to changes in assumptions	The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate i
Profit sharing benefits	$ 151
Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	58.00%	46.00%
Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	21.00%	30.00%
Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	7.00%	7.00%
Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	4.00%	4.00%
Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%	5.00%
Terms of Financial Commitment [Member]
Disclosure of defined benefit plans [line items]
Semiannual coupon payments rate on pension plan	6.00%
Crude oil and oil products pledged as security	$ 4,067
Interest payments on employers contribution	$ 222
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	12.51 years	13.06 years
Petros Pension Plan [member] | Bottom of range [member] | Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	45.00%
Petros Pension Plan [member] | Bottom of range [member] | Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	10.00%
Petros Pension Plan [member] | Bottom of range [member] | Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	4.00%
Petros Pension Plan [member] | Bottom of range [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%
Petros Pension Plan [member] | Bottom of range [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	0.00%
Petros Pension Plan [member] | Top of range [member] | Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	75.00%
Petros Pension Plan [member] | Top of range [member] | Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	35.00%
Petros Pension Plan [member] | Top of range [member] | Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	8.00%
Petros Pension Plan [member] | Top of range [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	8.00%
Petros Pension Plan [member] | Top of range [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Employers' expected contributions to the plan for 2017	$ 279
Average duration of actuarial liability related to plan	43.53 years	43.2 years
Contribution for plan with defined contribution characteristics	$ 283
Petros 2 Pension Plan [member] | Bottom of range [member] | Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	65.00%
Petros 2 Pension Plan [member] | Bottom of range [member] | Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member] | Bottom of range [member] | Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	0.00%
Petros 2 Pension Plan [member] | Bottom of range [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%
Petros 2 Pension Plan [member] | Bottom of range [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	0.00%
Petros 2 Pension Plan [member] | Bottom of range [member] | Investments abroad [Member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	0.00%
Petros 2 Pension Plan [member] | Top of range [member] | Fixed income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	90.00%
Petros 2 Pension Plan [member] | Top of range [member] | Variable income securities [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	20.00%
Petros 2 Pension Plan [member] | Top of range [member] | Real estate properties [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member] | Top of range [member] | Loans to participants [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	8.00%
Petros 2 Pension Plan [member] | Top of range [member] | Structured investments [member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	5.00%
Petros 2 Pension Plan [member] | Top of range [member] | Investments abroad [Member]
Disclosure of defined benefit plans [line items]
Percentage of portfolio allocation limits	2.00%
Defined contribution pension plans [Member]
Disclosure of defined benefit plans [line items]
Defined contribution pension plans paid	$ 2
Pension Plan Assets [Member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested in real estate properties leased by public	397
Pension Plan Assets [Member] | Common Shares [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	14
Pension Plan Assets [Member] | Preference Shares [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	20
Pension Plan Assets [Member] | Debentures [Member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	32
Deficit settlement plan petros plan [member]
Disclosure of defined benefit plans [line items]
Employers' expected contributions to the plan for 2017	450
Accumulated deficit of the plan	(8,253)	$ (8,192)	$ (5,788)
Accumulated deficit covered by the company	$ 4,141
Period for contribution to deficit settlement plan	18 years
Additional contribution of participants in defined benefit plan	$ 4,100
Petros plan [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan	$ (1,209)	$ (8,189)
Percentage of participants in plan accepted the plan split	75.00%
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	22.08 years	22.04 years